Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Total Revenue	$ 731.1	$ 736.2	$ 3,066.8	$ 2,889.0	$ 2,913.5
Companion Animal Disease Prevention
Disaggregation of Revenue [Line Items]
Total Revenue	185.9	201.3	804.6	660.2	628.4
Companion Animal Therapeutics
Disaggregation of Revenue [Line Items]
Total Revenue	81.4	62.3	283.1	260.8	255.6
Food Animal Future Protein & Health
Disaggregation of Revenue [Line Items]
Total Revenue	167.2	166.7	711.2	649.2	630.8
Food Animal Ruminants Swine
Disaggregation of Revenue [Line Items]
Total Revenue	274.1	282.5	1,174.0	1,175.0	1,309.2
Other
Disaggregation of Revenue [Line Items]
Total Revenue	$ 22.5	$ 23.4	$ 93.9	$ 143.8	$ 89.5